TPR Firm:	#UNKNOWN!	Date Submitted:	XXX
Client Name:	XXX	Report:	XXX
Client Project:	XXX	Loans in report:	XXX

Report Date	Loan Number	Incenter ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
XXX	2024AO10218	XXX	XXX	XXX
1) Missing satisfactory signed and dated letter of explanation from the borrower regarding the following credit inquiries and whether or not any new/additional debt was incurred: XXX on XXX Provide documentation for any new obligation(s), if applicable.
COMMENTS: XXX Account for inquiry already reporting on credit report

2) Missing manual loan approval.
COMMENTS: XXX Received loan approval

3) Missing updated asset statements as guidelines require XXX days age of asset documents.
COMMENTS: XXX Received updated assets.  Input the updates.
										Compensating factors: 1. DTI XXX%; XXX% < XXX% program maximum 2. XXX months reserves; XXX months > XXX months program minimum 3. XXX mortgage history since inception XXX	XXX	XXX	XXX	XXX	XXX	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
XXX	2024AO10219	XXX	XXX	XXX
1) Missing a copy of the fully executed Note and Deed of Trust for the subject property. Subject to review upon receipt.

2) Missing copy of Final Closing Disclosure for the subject transaction.  Details of the transaction, including points and fees, cannot be confirmed. Reserves subject to review upon receipt of the Closing Disclosure
COMMENTS: Received XXX; missing Final CD or final HUD-1

3) Missing any form of loan approval. No information about date and credit decision, product, documentation type, LTV/CLTV calculations, ratios, underwriting conditions, or Credit/Fico scores.

Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of XXX
2. XXX% LTV; XXX% below XXX% program maximum
3. Mortgage history is XXX for XXX months
4. No public records
5. XXX months reserves; XXX months greater than XXX month program minimum
6. DSC ratio of XXX; XXX greater than XXX program minimum
											XXX	XXX	XXX	XXX	XXX	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
XXX	2024AO10217	XXX	XXX	XXX
1) Missing any form of loan approval. No information about date and credit decision, product, documentation type, LTV/CLTV calculations, ratios, underwriting conditions, or Credit/Fico scores.

2) Missing signed lease agreements for XXX.

Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of XXX
2. XXX% LTV; XXX% below XXX% program maximum
3. Mortgage history is XXX for XXX months
4. No public records
5. XXX months reserves; XXX months greater than XXX month program minimum
6. DSC ratio of XXX; XXX greater than XXX program minimum
											XXX	XXX	XXX	XXX	XXX	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
XXX	2024AO10220	XXX	XXX	XXX
1) Missing documentation to evidence a valid credit report  for the borrower was provided for review prior to the closing of the subject loan.

2) Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.Missing required appraisal review product (VRR or CDA).

3) Missing copy of final HUD-1.  Details of the transaction, including points and fees, cannot be confirmed.

4) Missing any form of loan approval. No information about date and credit decision, product, documentation type, LTV/CLTV calculations, ratios, underwriting conditions, or Credit/Fico scores.
										Compensating Factors: 1. XXX% LTV; XXX% below XXX% program maximum 2. XXX months reserves; XXX months greater than XXX month program minimum	XXX	XXX	XXX	XXX	XXX	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1